Commitments and Contingencies - Summary of Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 87,630	$ 99,675	$ 58,078
TL Revolving Credit Facility
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		10,000
Other Restricted Cash Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	77,491	75,660
Trust Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 10,139	$ 14,015